Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation [Abstract]
Income/(loss) for the year	$ 4,568	$ 366,065	$ (70,659)
Income tax expense/(benefit)	14,401	112,409	2,221
Income/(loss) before taxes	$ 18,969	$ 478,474	$ (68,438)